UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Fallgren
Title:          Compliance
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  David R. Fallgren       Pittsburgh, Pennsylvania     February 14, 2006

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         50

Form 13F Information Table Value Total:         $893,788,018

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Acusphere Inc.               Com    00511R870    12,045,060  2,580,612  Sole         2,580,612         0
American Axle & Mfg. Holding Com    024061103    16,357,967    892,415  Sole           439,600   452,815
American International Group Com    026874107    29,955,632    439,039  Sole           435,250     3,789
Apria Healthcare             Com    037933108    32,236,638  1,337,065  Sole           985,600   351,465
Bank of America Corporation  Com    060505104    11,403,435    247,095  Sole                 0   247,095
Borders Group Inc.           Com    099709107     3,428,964    158,236  Sole                 0   158,236
Cal Dive International       Com    127914109     8,073,635    224,955  Sole                 0   224,955
Cisco Systems                Com    17275R102    19,938,809  1,164,650  Sole           844,100   320,550
Citigroup Inc.               Com    172967101    29,954,822    617,243  Sole           355,400   261,843
Coca Cola Co.                Com    191216100    22,632,453    561,460  Sole           438,350   123,110
Cooper Tire & Rubber         Com    216831107    15,467,430  1,009,623  Sole           437,650   571,973
Corillian Corp.              Com    218725109       469,200    172,500  Sole                 0   172,500
CT Communications Inc.       Com    126426402    13,273,573  1,093,375  Sole           905,500   187,875
Direct TV Group              Com    25459L106    39,168,245  2,773,955  Sole         2,173,100   600,855
Ditech Communications        Com    25500M103    12,644,823  1,514,350  Sole         1,514,350         0
Fairchild Semiconductor      Com    303726103    16,297,435    963,775  Sole           237,900   725,875
Federal National Mortgage    Com    313586109     7,383,342    151,267  Sole                 0   151,267
First Avenue Networks Inc.   Com    31865X106    24,215,941  4,723,572  Sole         3,832,218   891,354
Freescale Semiconductor      Com    35687M206     1,238,288     49,197  Sole                 0    49,197
Hasbro, Inc.                 Com    418056107    17,025,160    843,665  Sole           496,350   347,315
Leadis Technology            Com    52171N103     5,341,065  1,037,100  Sole         1,037,100         0
Magellan Health Services     Com    559079207    58,080,132  1,846,745  Sole         1,490,100   356,645
Motorola                     Com    620076109    10,034,297    444,192  Sole                 0   444,192
MRO Software, Inc.           Com    55347W105     1,635,323    116,476  Sole                 0   116,476
Newell Rubbermaid Inc.       Com    651229106    11,652,676    490,020  Sole           246,800   243,220
Newmont Mining               Com    651639106     8,378,090    151,777  Sole                 0   151,777
Nokia Corp.                  Com    654902204    31,387,243  1,715,150  Sole         1,011,100   704,050
North Pittsburgh Systems Inc Com    661562108     8,278,269    438,700  Sole           438,700         0
OM Group, Inc.               Com    670872100     5,007,044    266,900  Sole           156,650   110,250
PC-Tel                       Com    69325Q105     4,986,192    569,200  Sole           569,200         0
Peak International Ltd.      Com    G69586108     3,170,467  1,191,905  Sole                 0 1,191,905
Pfizer Inc.                  Com    717081103    34,470,341  1,478,145  Sole         1,019,150   458,995
Pharmion Corp.               Com    71715B409     6,224,831    350,300  Sole           350,300         0
Plato Learning Inc.          Com    72764Y100     2,827,037    356,050  Sole           248,500   107,550
PNC Financial Services Group Com    693475105    39,760,958    643,069  Sole           463,450   179,619
Rockford Corp.               Com    77316P101     4,233,125  1,306,520  Sole           693,700   612,820
Spectrum Control             Com    847615101     9,855,270  1,587,000  Sole           994,900   592,100
Sprint Nextel                Com    852061100   104,395,167  4,468,971  Sole         3,313,855 1,155,116
Stolt Offshore SA            Com    861567105     6,923,125    593,750  Sole                 0   593,750
Stratos International        Com    863100202     6,676,450  1,094,500  Sole         1,094,500         0
Time Warner Inc.             Com    887317105    16,779,984    962,155  Sole           851,500   110,655
Tollgrade Communications     Com    889542106     3,090,458    282,750  Sole           126,250   156,500
Tyco International Ltd.      Com    902124106    58,130,968  2,014,240  Sole         1,516,700   497,540
United Online Inc.           Com    911268100    45,054,079  3,168,360  Sole         2,497,135   671,225
USA Mobility Inc.            Com    90341G103     6,674,976    240,800  Sole           240,800         0
UST Inc.                     Com    902911106     3,057,963     74,895  Sole                 0    74,895
Wal-Mart Stores              Com    931142103    21,085,506    450,545  Sole           322,850   127,695
Waste Management Inc.        Com    94106L109     7,623,374    251,182  Sole                 0   251,182
Wilsons Leather Experts      Com    972463103    22,940,157  7,264,113  Sole         6,271,063   993,050
WSFS Financial               Com    929328102    12,822,599    209,349  Sole                 0   209,349

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